Debt (Tables)	12 Months Ended
Sep. 30, 2018
Debt [Abstract]
Schedule of Carrying Value and Weighted Average Interest Rate of Individual Components of Debt

The following were individual components of debt (in millions, except percentages):

	September 30, 2018		September 30, 2017
	Carrying Value	Weighted Avg Interest Rate	Carrying Value	Weighted Avg Interest Rate
Public bonds due fiscal 2019 to 2022	$1,470.9	4.2%	$1,484.5	4.2%
Public bonds due fiscal 2023 to 2028	2,534.4	3.8%	1,368.8	3.6%
Public bonds due fiscal 2030 to 2033	964.1	5.2%	975.5	5.2%
Public bonds due fiscal 2037 to 2047	178.5	6.3%	178.8	6.3%
Term loan facilities	599.4	3.7%	1,622.7	2.5%
Revolving credit and swing facilities	355.0	3.2%	436.4	1.1%
Receivables-backed financing facility	—	N/A	110.0	2.1%
Capital lease obligations	171.0	4.1%	177.0	4.3%
Supplier financing and commercial card programs	105.1	N/A	130.3	N/A
International and other debt	36.8	6.1%	70.8	6.8%
Total debt	6,415.2	4.1%	6,554.8	3.6%
Less: current portion of debt	740.7		608.7
Long-term debt due after one year	$5,674.5		$5,946.1

Schedule of aggregate maturities of debt

As of September 30, 2018, the aggregate maturities of debt, excluding capital lease obligations, for the succeeding five fiscal years and thereafter are as follows (in millions):

Fiscal 2019	$726.6
Fiscal 2020	474.5
Fiscal 2021	350.3
Fiscal 2022	1,000.9
Fiscal 2023	350.1
Thereafter	3,136.6
Fair value of debt step-up, deferred financing costs and unamortized bond discounts	205.2
Total	$6,244.2

As of September 30, 2018, the aggregate maturities of capital lease obligations for the succeeding five fiscal years and thereafter are as follows (in millions):

Fiscal 2019	$5.0
Fiscal 2020	4.2
Fiscal 2021	2.5
Fiscal 2022	2.1
Fiscal 2023	0.6
Thereafter	138.1
Fair value step-up	18.5
Total	$171.0